Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2020
Thrivent ESG Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent ESG Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent ESG Index Portfolio (the "Portfolio") seeks to track the investment results of an index composed of companies selected by the index provider based on environmental, social and governance characteristics. The Portfolio's investment objective may be changed without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. Because the Portfolio had not yet commenced operations prior to the date of this prospectus, the Portfolio's portfolio turnover rate for the most recent fiscal year end is not yet available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	These expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example for the 1 Year period reflects the effect of the contractual fee waiver and/or expense reimbursement. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80% of its net assets, plus the amount of any borrowings for investment purposes) in the common stocks of companies included in the MSCI KLD 400 Social Index (the “Index”) in the proportions in which they are represented in the Index. This is a passively managed Portfolio, which means that the Adviser does not actively choose the securities that should make up the Portfolio. The Index is a float-adjusted market capitalization weighted index designed to provide exposure to U.S. companies with outstanding environmental, social and governance (“ESG”) ratings and excluding exposure to companies with negative social or environmental impacts, all as identified by MSCI Inc. (the “Index Provider” or “MSCI”). As of March 31, 2020, the Index consisted of 404 companies identified by the Index Provider from the universe of companies included in the MSCI USA IMI Index, which targets 99% of the market coverage of stocks that are listed for trading on major exchanges in the U.S., as determined by the Index Provider. MSCI constructs the Index based on considerations of ESG performance, sector alignment and size representation of each eligible company, as described in more detail below. The methodology MSCI uses to construct the Index is as of the date of this prospectus and is subject to change as determined from time to time by MSCI. The Index excludes companies whose products have negative social or environmental impacts. Companies that MSCI determines have significant involvement in the following businesses are not eligible for the Index: alcohol, gambling, tobacco, military weapons, civilian firearms, nuclear power, adult entertainment and genetically modified organisms.

In evaluating ESG performance of eligible companies, MSCI uses proprietary ratings and research covering ESG criteria. MSCI identifies companies that demonstrate an ability to manage their ESG risks and opportunities. MSCI identifies key ESG issues that hold the greatest potential risk or opportunity for each industry sector, which may include the following: climate change, natural resources, pollution and waste, environmental opportunities, human capital, product liability, stakeholder opposition, social opportunities, corporate governance, and corporate behavior. MSCI calculates a company’s exposure relating to a key issue based on an analysis of a company’s business and takes into account a company’s management process of that issue. MSCI’s ESG criteria also includes, but is not limited to, an analysis of companies involved in very serious controversies, which may result in those companies’ exclusion from the Index.

The Index is reviewed quarterly for adjustments, and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. The Index may include large, mid or small cap companies. The components of the Index, and the degree to which these components represent certain industry sectors, are likely to change over time. The Portfolio may buy and sell equity index futures and exchange traded funds (“ETF”) for investment exposure. For liquidity reasons, the Portfolio may invest to some degree in money market instruments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.

ESG (Environmental, Social & Governance) Investment Strategy Risk. The Portfolio’s ESG investment strategy limits the types and number of investment opportunities available to the Portfolio and, as a result, the Portfolio may underperform other funds that do not have an ESG focus. The Portfolio’s ESG investment strategy may result in the Portfolio investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, the Index Provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics.

Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Portfolio more vulnerable to adverse developments affecting such sectors or industries. Equity securities are generally more volatile than most debt securities.

ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests. Because ETFs trade on an exchange, there is a risk that an ETF will trade at a discount to net asset value or that investors will fail to bring the trading price in line with the underlying shares (known as the arbitrage mechanism).

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.

Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or due to impacts from the spread of infectious illness, public health threats or similar issues.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. From time to time, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors than others, its performance may be more susceptible to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Indexing Strategy/Index Tracking Risk. The Portfolio is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Portfolio. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.

Health Crisis Risk. The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Portfolio to process shareholder redemptions, and negatively impact Portfolio performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information for the Portfolio is provided because it had not commenced operations prior to the date of this prospectus and does not yet have a full calendar year of performance history. The index description appears in the "Index Descriptions" section of the prospectus. Call 800-847-4836 or visit Thrivent.com for performance results current to the most recent month-end that takes place after April 30, 2020.

How the Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. Performance information provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance over time.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information for the Portfolio is provided because it had not commenced operations prior to the date of this prospectus and does not yet have a full calendar year of performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-847-4836
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Thrivent ESG Index Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (load) (as a percentage of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	2.78%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.98%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	2.60%	[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.38%
1 Year	rr_ExpenseExampleYear01	$ 39
3 Years	rr_ExpenseExampleYear03	$ 675

[1]	These expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed, through at least April 30, 2021, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent ESG Index Portfolio in order to limit the Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.38% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.